Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Team, Inc. Salary Deferral Plan and Trust (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
(a) General
The Plan is a defined contribution plan established on October 1, 1984 to cover all eligible employees of Team, Inc. (“Team”) and other adopting employers in the United States (variously, the “Company”, “we” and “our”). The Plan is administered by the Investment Committee (the “Plan Administrator”) appointed by the Board of Directors of Team. The Board of Directors of Team voted to appoint Fidelity Management Trust Company (the “Trustee”) as the trustee, Fidelity Workplace Services LLC, as the record keeper and Morgan Stanley as investment advisor for the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
(b) Eligibility
Employees become eligible to participate in the Plan on the first day coinciding with or immediately following completion of one month of service. Leased employees, nonresident aliens who do not receive any United States source income that is earned from the Company, contractors, casual employees and certain excluded employee pay groups as specified in the Plan document are not considered eligible employees under the Plan.
(c) Contributions
Each year, participants may contribute up to 75% of their pre-tax annual eligible pay, as defined in the Plan document. The Internal Revenue Code of 1986, as amended (“IRC”) limits the maximum amount of a participant’s contribution, on a pre-tax basis, to $23,500 in 2025. Highly compensated employees, as defined by the IRC, may be subject to more restrictive maximum annual contribution limits if the Plan fails to satisfy certain testing criteria set forth in the IRC. The Plan also allows Plan participants to make Roth 401(k) contributions. The Plan was amended effective January 2, 2025, to allow participants to contribute up to 75% of their after-tax eligible pay. The amendment also allows in-plan Roth rollover contributions and in-plan Roth conversions for participants still employed by the Company. Participants age 50 and older as of December 31 are permitted to make elective catch-up deferrals in accordance with Section 414(v) of the IRC. Catch-up contributions are subject to certain IRC limitations ($7,500 for 2025). Total pre-tax, Roth, after-tax, and catch-up contributions may not exceed 75% of eligible pay. Participants may also transfer into the Plan amounts representing qualified rollovers from other qualified plans. Participants may change their contribution rates as of the beginning of each payroll period. Effective January 1, 2025, the Plan adopted Section 109 of the SECURE 2.0 Act of 2022, allowing eligible participants between the ages of 60 and 63 to make increased catch-up contributions. A formal plan amendment has not yet been executed; however, the Plan will be formally amended to adopt these provisions prior to December 31, 2026.
Unless they affirmatively elect otherwise, newly eligible employees are automatically enrolled at a 6% pre-tax deferral rate of eligible pay effective on their entry date to the Plan. Participants with a deferral rate greater than zero will have their deferral rate increased by 1% annually each December 31 until a deferral rate of 10% is reached. However, a participant’s deferral rate will not be automatically increased within the first six months following an automatic enrollment. Participants may elect to opt out of the automatic contribution increases.
The Company may make a discretionary matching employer contribution calculated on a plan-year basis. The Company made a matching contribution of 50% of the participant’s contribution up to 6% of eligible compensation in 2025. The Company calculates a true up matching contribution for the participants who were employed by the Company on the last day of the contribution period. The Company may also make an additional matching employer contribution at plan year end and a discretionary non-elective employer contribution on a plan year basis to eligible employees, as defined by the Plan, that are employed on the last day of the contribution period. There was no additional matching employer contribution or discretionary non-elective employer contribution made for the plan year ended December 31, 2025.

Contributions from Plan participants and the Company discretionary matching contributions are recorded in the plan year in which the participant contributions are withheld from compensation.
(d) Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, Company matching contribution and non-elective employer contributions, and the Plan’s earnings or losses net of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
(e) Investments
Participants may direct the investment of their contributions into mutual funds, a collective investment trust fund or a unitized fund comprised of Team’s common stock and a money market fund. Contributions can be invested on a percentage allocation basis in any increment of 1%. Company contributions are allocated on the same basis as the participants have elected to allocate their contributions. Participants may change investment options at any time.

(f) Vesting and Forfeited Accounts
Participants are vested immediately in their contributions plus actual earnings thereon. Vesting in the Company’s matching and non-elective employer contributions plus actual earnings thereon is based on continuous years of service as follows:

Years of service	Percentage of employer contribution that becomes vested
Less than one year	0%
One year	20%
Two years	40%
Three years	60%
Four years	80%
Five years or more	100%
Years of service with predecessor employers acquired by Team are recognized for vesting service, as defined in the Plan document.
Forfeited balances of terminated participants are used to reduce future matching and non-elective employer contributions or to pay administrative expenses of the Plan. At December 31, 2025 and 2024, forfeited nonvested accounts totaled approximately $41,000 and $163,000, respectively. Forfeitures utilized to reduce matching employer contributions and pay administrative expenses totaled approximately $1,086,000 and $0, respectively, in 2025.
(g) Notes Receivable from Participants
Participants may borrow from their account balance up to a maximum of $50,000, less the participant’s highest outstanding loan balance during the preceding 12 months, or 50% of their vested account balance, whichever is less. The minimum loan amount is $1,000, and only one outstanding loan is allowed per participant at any given time. The loans are secured by the vested balance in the participant’s account and bear interest at rates commensurate with local prevailing rates of Prime plus 1% at the time of the loan and are charged a one-time fee of $125. All loans must be repaid through payroll deductions within five years, except where a loan is used to purchase a principal residence, which is payable within ten years. Principal and interest are paid ratably through payroll deductions. Interest rates range from 4.25% to 9.50% and maturity dates range from January 2026 to November 2035 on loans outstanding at December 31, 2025. Merged plans may include loans that are payable in a time period that is greater than ten years.
(h) Payment of Benefits
On termination of service due to death, total disability or retirement, a participant becomes fully vested and may elect to receive the balance in his or her account. Normal retirement age under the Plan is 60. For termination of service for other reasons, a participant may receive the value of the vested interest in his or her account. Upon reaching age 59 1/2, a participant may elect a withdrawal from the participant’s employee deferral account and vested employer account. Upon furnishing proof of financial necessity, a participant is eligible for a hardship withdrawal from the participant’s employee deferral account. Benefits are payable in a lump-sum amount.
The Plan requires automatic distribution of participant account balances, upon a participant’s termination, if account balances are less than $5,000 and greater than $1,000. If the participant does not elect to have the amount paid directly to his/her eligible retirement plan or receive a distribution directly, then the Plan will pay the distribution to an individual retirement account designated by the Plan Administrator. Amounts less than $1,000 are paid directly to the participant upon termination.
(i) Termination of the Plan
Although it has not expressed any intent to do so, the Company may amend the Plan to discontinue contributions at any time or terminate the Plan subject to the provisions of ERISA. If the Company were to terminate the Plan, participants would become 100% vested in their Plan account balances, Plan assets would be valued, and participants would be entitled to distributions of their respective account balance.